General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Wearable Devices Ltd. (the “Company”) was incorporated in Israel in March 2014. The Company develops and sells human-machine interface solutions for the smart wearables industry. In 2023, the Company started production of its Business to Consumer (“B2C”) product, the “Mudra Band” and in 2024 the Company started production of its second B2C consumer product, the “Mudra Link”. The Company’s products are designated directly to end users and also designated to businesses in integration of its technology in their smart wearable devices. The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market (“Nasdaq”) on September 13, 2022, under the symbols “WLDS” and “WLDSW,” respectively.

The Company qualifies as an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the Securities Act, as modified by the U.S. Jumpstart Our Business Startups Act of 2012, and the Company may take advantage of certain exemptions, including exemptions from various reporting requirements that are otherwise applicable to publicly traded entities that do not qualify as emerging growth companies. These exemptions include:

●	not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002; and

●	not being required to comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements.

The Company will remain an emerging growth company until the earliest of: (i) the last day of the first fiscal year in which the Company’s annual gross revenues exceed $1.235 billion; (ii) the last day of the fiscal year following the fifth anniversary of the date of the Company’s initial public offering (i.e., December 31, 2027); (iii) the date that the Company become a “large accelerated filer” as defined in Rule 12b-2 under the Securities Exchange Act of 1934, as amended, which would occur if the aggregate worldwide market value of the Company’s ordinary shares held by non-affiliates is at least $700 million as of the last business day of the Company’s most recently completed second fiscal quarter; or (iv) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during any three-year period.

The Company’s revenues were derived from:

1)	The sales of B2C product, the “Mudra Band” and the “Mudra Link”.
2)	The sales of Business-to-Business (“B2B”) Mudra development kits composed of multiple performance obligations including tangible parts (“Hardware”) and a limited period (generally one year) application programming interface (“API”) with no commercial rights, to enable the customer to evaluate the Company’s solution with its own products.

3)	The sales of pilot transactions to evaluate the integration of the Company’s solution with the customer’s products composed of multiple performance obligations including Hardware, tailor-made software applications and technical support during the pilot period.

In the three years period ended December 31 2025, most of the Company’s revenues were derived from the sales of the Company’s B2C products, the Mudra Band and the Mudra Link. See also note 2.g.

b.	In 2018, the Company established a wholly owned subsidiary in the United States of America for the purpose of marketing and distribution of its solutions – Mudra Wearable, Inc. (the “Subsidiary”) – which commenced its operations in 2020.
c.

In October 2024, the Company effected a one-for-twenty (1-for-20) reverse stock split of its ordinary share (the “October Reverse Split”). As a result of the October Reverse Split, every twenty (20) shares issued and outstanding were combined into one new ordinary share. All outstanding securities entitling their holders to purchase ordinary shares, including options and warrants were adjusted as a result of the October Reverse Split, as required by the terms of those securities. The October Reverse Split changed the par value per ordinary share from NIS 0.01 to zero par value. On March 17, 2025, the Company effectuated an additional 1-for-4 reverse share split of its issued and outstanding ordinary shares (the “March 2025 Reverse Split”). On March 11, 2026, the Company effectuated an additional 1-for-3 reverse share split of its issued and outstanding ordinary shares (the “March 2026 Reverse Split”). The March 2026 Reverse Split did not change the number of shares authorized for issuance. See also note 10.a below.

All share amounts, share prices, and exercise prices have been adjusted retroactively within these financial statements to reflect the Reverse Share Splits.

d.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attack, Israel’s security cabinet declared war against Hamas and the Israeli military began to call-up reservists for active duty. As of March 11, 2026, there is a ceasefire with Hamas that has been in place since October 2025.

Following the attack by Hamas on Israel’s southern border, Hezbollah, a terrorist organization in Lebanon, has also launched missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns in northern Israel. In response to these attacks, the Israeli army has carried out a number of targeted strikes on sites belonging to Hezbollah in southern Lebanon, and in October 2024, the Israeli military initiated a ground operation in Lebanon, primarily near the Israel-Lebanon border. As of the end of November 2024, Israel entered into a ceasefire agreement with Hezbollah, but there are no guarantees as to whether the agreement will hold or whether further hostilities will resume.

In June 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. In addition, during the two-week fighting with Iran in June 2025, Israel closed its airspace and ceased all port activity related to commercial shipments. In light of continued nuclear and missiles threats and intelligence assessments indicating imminent attacks, on February 28, 2026, the United States and Israel launched a preemptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities activities, as well as disrupt its nuclear and missiles programs. In addition, in early March 2026, Israel has been engaged with Hezbollah in Lebanon, that has been launching missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns. In response to these attacks, Israel has carried out a number of targeted strikes on sites associated with Hezbollah in Lebanon. As of March 11, 2026, the situation remains highly fluid, and the Company is unable to predict when, or on what terms, this escalation will be resolved.

Further, many Israeli citizens are obligated to perform several days, and in some cases, more, of annual military reserve duty each year until they reach the age of 40 (or older for certain reservists) and, in the event of a military conflict, may be called to active duty. As of March 11, 2026, these events have no material impact on the Company’s operations.

e.	Liquidity and Resources:

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. To date, the Company is still at its development stage and at an early stage of generating revenues. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. In September 2022, the Company completed an initial public offering (“IPO”) and listed its ordinary shares and warrants for trading on Nasdaq and raised net proceeds of $13.3 million.

In November 2023, the Company completed a secondary offering and raised net proceeds of $1.7 million. In June 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”). During 2024, the Company issued 102,392 ordinary shares pursuant to SEPA for net proceeds of $4.4 million.

During 2025, the Company completed several subsequent equity offerings with Armistice Capital, LLC (the “Shareholder”) that resulted in aggregate net proceeds of approximately $20.5 million, as detailed within note 10.

Further, starting from September 2025 the Company entered into a Sales Agreement with a Sales Agent, pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, the Company’s ordinary shares through an at-the-market (“ATM”) equity offering program. During 2025, the Company raised net proceeds of approximately $1.2 million, before deducting offering expenses under the ATM program. (see also note 10.a.14).

As of December 31, 2025, the Company had incurred accumulated losses of $37.2 million and expects to continue to fund its operations mainly through fundings such as issuance of convertible securities, ordinary shares and warrants and through Israeli governmental grants. There is no assurance that such financing will be obtained. The Company’s management believes that its cash will be sufficient for at least one year from the date of the approval of these financial statements.

f.	On November 25, 2022, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the ordinary shares was below $1.00 per ordinary share for the previous 30 consecutive business days. On May 23, 2023, the Company received a notification letter from Nasdaq that the Company had been granted an additional 180-day compliance period, or until November 20, 2023, to regain compliance with Nasdaq’s minimum bid price rule. On June 9, 2023, the Company received a written notice from Nasdaq Stock Market LLC, indicating that it has regained compliance with the minimum bid price requirement. On October 24, 2023, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC regarding its noncompliance with Nasdaq’s minimum bid price requirement because the closing bid price of the ordinary shares was below $1.00 per ordinary share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until April 22, 2024, to regain compliance with the minimum bid requirement. Since the Company did not regain compliance with the minimum bid price requirement by April 22, 2024, it applied for an additional 180-calendar day grace period. On April 23, 2024, Nasdaq granted the Company an additional 180-day compliance period, or until October 21, 2024, to regain compliance with Nasdaq’s minimum bid price rule. On October 10, 2024, the October Reverse Split at the ratio of 1:20 became effective. As a result, the Company was informed by Nasdaq on October 28, 2024 that the Company had regained compliance.

On January 16, 2025, the Company received a written notification from Nasdaq, which stated that the Company was no longer in compliance with the minimum stockholders’ equity requirement for continued listing on Nasdaq, due to the Company’s failure to maintain a minimum of $2.5 million in stockholders’ equity.